                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                        Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Absolute Return Bond Fund

 Schedule of Investments 5/31/2016 (unaudited)

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 88.1%

 3,630,000

 U.S. Treasury Bills, 1/5/17 (b)

 $

 3,620,188

 5,510,000

 U.S. Treasury Bills, 6/30/16 (b)

 5,508,883

 3,460,000

 U.S. Treasury Bills, 8/11/16 (b)

 3,458,114

 4,150,000

 U.S. Treasury Bills, 9/15/16 (b)

 4,146,078

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $16,731,839)

 $

 16,733,263

 FOREIGN GOVERNMENT BONDS - 1.6%

 EURO

 59,000

 Belgium Government Bond, 2.15%, 6/22/66

 69,649

 EURO

 182,540

 Deutsche Bundesrepublik Inflation Linked Bond, 0.1%, 4/15/46

 239,167

 TOTAL FOREIGN GOVERNMENT BONDS

 $

 308,816

 (Cost $278,863)

 $

 308,816

 CURRENCY CALL OPTIONS PURCHASED - 0.2%

 Principal Amount ($)

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 Value

 60,000

 Call CLP Put USD

 Goldman Sachs International

 700.0000

 11/17/16

 1,776

 170,000

 Call INR Put USD

 Barclays Bank Plc

 66.3500

 6/1/16

 -

 130,000

 Call TRY Put USD

 Goldman Sachs International

 2.65

 6/28/2016

 -

 110,000

 Call USD Put CAD

 Barclays Bank Plc

 1.3350

 6/1/16

 1,080

 230,000

 Call USD Put CNY

 Barclays Bank Plc

 6.4000

 10/25/16

 8,949

 250,000

 Call USD Put CNY

 Barclays Bank Plc

 6.4000

 10/25/16

 9,727

 250,000

 Call USD Put CNY

 Deutsche Bank AG

 6.4000

 10/25/16

 9,727

 150,000

 Call USD Put EUR

 Goldman Sachs International

 1.1250

 6/1/16

 1,864

 TOTAL CURRENCY CALL OPTIONS PURCHASED

 $

 33,123

 (Premiums paid $17,535)

 $

 33,123

 CREDIT DEFAULT SWAPTIONS PURCHASED - 0.0%+

 Principal Amount ($)

 Pay/

 Receive

 Floating

 Rate

 Pay/

 Receive

 Fixed

 Rate

 Counterparty

 Expiration

 Date

 Value

 1,800,000

 Pay

 EUR 5Yr ITRAXX

 Receive

 1.000

 Morgan Stanley Capital Services LLC

 6/15/16

 $

 1,185

 TOTAL CREDIT DEFAULT SWAPTIONS PURCHASED

 $

 1,185

 (Premiums paid $5,016)

 $

 1,185

 TOTAL INVESTMENT IN SECURITIES - 89.9%

 (Cost $17,033,253) (a)

 $

 17,076,387

 CREDIT DEFAULT SWAPTIONS WRITTEN - (0.0)%+

 Principal Amount ($)

 Pay/

 Receive

 Floating

 Rate

 Pay/

 Receive

 Fixed

 Rate

 Counterparty

 Expiration

 Date

 Value

 EUR

 (1,800,000)

 Receive

 EUR 5Yr ITRAXX

 Pay

 15.000

 Barclays Bank Plc

 6/15/16

 (151)

 TOTAL CREDIT DEFAULT SWAPTIONS Writtern

 $

 (151)

 (Premiums paid $(2,252))

 $

 (151)

 CURRENCY CALL OPTIONS WRITTEN - (0.0)%+

 Principal Amount ($)

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 Value

 (80,000)

 Call USD Put CNY

 Morgan Stanley Capital Services LLC

 7.00

 8/23/16

 (144)

 (130,000)

 Call USD Put TRY

 Goldman Sach International

 3.70

 6/28/16

 -

 $

 (144)

 (Premiums received $(3,515))

 $

 (144)

 OTHER ASSETS & LIABILITIES - 10.1%

 $

 1,909,212

 TOTAL NET ASSETS - 100.0%

 $

 18,985,304

 +

 Amount rounds to less than 0.1% or (0.1)%

 (a)

 At May 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $17,033,253 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 50,354

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (7,220)

 Net unrealized appreciation

 $

 43,134

 (b)

 Security issued with a zero coupon.  Income is earned through accrection of discount.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 CAD

 Canadian Dollar

 CLP

 Chilean Peso

 CNY

 New Chinese Yuan

 EURO

 European Euro

 INR

 Indian Rupee

 TRY

 Turkish Lira

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($) (1)

 Counterparty

 Pay / Receive

 Floating Rate

 Annual Fixed Rate

  Expiration Date

 Net Unrealized Appreciation (Depreciation)

 SEK

2,075,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.760
%

 6/22/20

7,020

 SEK

2,265,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.420
%

 12/2/20

3,203

 SEK

(2,275,000
)

 Barclays Bank Plc

 Receive

 LIBOR SEK 3 Month

1.400
%

 3/15/26

(4,101
)

 SEK

(1,900,000
)

 Barclays Bank Plc

 Receive

 LIBOR SEK 3 Month

1.320
%

 4/22/26

(1,096
)

(259,500
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.820
%

 6/19/20

$
(5,918
)

(259,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.550
%

 12/2/20

(3,073
)

 GBP

(1,200,000
)

 Deutsche Bank

 Pay

 LIBOR GBP 3 Month

0.934
%

 3/2/20

6,299

500,000

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.580
%

 4/12/16

(4,370
)

 GBP

(350,000
)

 Deutsche Bank

 Pay

 LIBOR GBP 3 Month

1.350
%

 4/8/26

6,003

 GBP

(220,000
)

 Deutsche Bank

 Pay

 LIBOR GBP 3 Month

1.680
%

 4/20/46

(817
)

 GBP

550,000

 Deutsche Bank

 Pay

 LIBOR GBP 3 Month

1.450
%

 4/20/46

(2,248
)

 GBP

(690,000
)

 Deutsche Bank

 Pay

 LIBOR GBP 3 Month

1.442
%

 5/18/26

3,852

510,000

 Deutsche Bank

 Pay

 LIBOR GBP 3 Month

1.710
%

 5/24/26

1,474

 GBP

(340,000
)

 Deutsche Bank

 Pay

 LIBOR GBP 3 Month

1.480
%

 5/20/26

4

 SEK

(2,300,000
)

 Goldman Sachs International

 Pay

 LIBOR SEK 3 Month

1.380
%

 3/15/26

(3,666
)

$
2,566

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 SEK

 Swedish Krone

 GBP

 British Pound

 INFLATION RATE SWAP AGREEMENTS

 Notional Principal ($) (1)

 Counterparty

 Pay / Receive

 Index

 Annual Fixed Rate

  Expiration Date

 Net Unrealized Appreciation (Depreciation)

 EUR

(800,000
)

 Goldman Sachs International

 Receive

 EUCPI

0.860
%

 12/1/18

$
(9,321
)

 EUR

510,000

 Goldman Sachs International

 Pay

 EUCPI

1.548
%

 6/30/25

34,186

 EUR

(215,000
)

 Morgan Stanley Capital Services LLC

 Pay

 EUCPI

1.169
%

 5/3/2026

824

 EUR

(215,000
)

 Morgan Stanley Capital Services LLC

 Pay

 EUCPI

1.177
%

 5/15/2026

619

 GBP

(650,000
)

 Goldman Sachs International

 Pay

 EUCPI

2.750
%

 5/31/2021

(4,308
)

$
22,000

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 EUCPI

 Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

 USCPI

 United States Consumer Price Index

 NOTE:

  Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of May 31, 2016, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 U.S. Government and Agency Obligations

$
-

$
16,733,263

$
-

$
16,733,263

 Foreign Government Bonds

-

308,816

-

308,816

 Currency Call Options Purchased

-

33,123

-

33,123

 Credit Default Swaptions Purchased

-

1,185

-

1,185

 Total

$
-

$
17,076,387

$
-

$
17,076,387

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

$
(6,048
)

$
-

$
-

$
(6,048
)

 Net unrealized appreciation on forward foreign currency contracts

-

110,896

-

110,896

 Net unrealized depreciation on forward foreign currency contracts

-

(38,543
)

-

(38,543
)

 Net unrealized appreciation on inflation swaps

-

22,000

-

22,000

 Net unrealized appreciation on interest rate swaps

-

2,566

-

2,566

 Net unrealized appreciation on currency call options written

-

(144
)

-

(144
)

 Net unrealized appreciation on interest rate swaptions written

-

(151
)

-

(151
)

 Total Other Financial Instruments

$
(6,048
)

$
96,624

$
-

$
90,576

 During the period ended May 31, 2016, there were no transters between Levels 1, 2 and 3.

 Pioneer Global Equity Fund

 Schedule of Investments 5/31/2016 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.5%

 Materials - 3.9%

 Commodity Chemicals - 1.0%

 20,277

 LyondellBasell Industries NV

 $

 1,649,737

 Construction Materials - 1.7%

 94,839

 CRH Plc

 $

 2,850,128

 Diversified Metals & Mining - 1.2%

 74,720

 Rio Tinto Plc

 $

 2,083,733

 Total Materials

 $

 6,583,598

 Capital Goods - 3.9%

 Heavy Electrical Equipment - 3.2%

 452,000

 Mitsubishi Electric Corp.

 $

 5,399,697

 Industrial Machinery - 0.7%

 17,486

 Ingersoll-Rand Plc

 $

 1,168,240

 Total Capital Goods

 $

 6,567,937

 Transportation - 2.6%

 Airlines - 1.6%

 83,085

 easyJet Plc

 $

 1,845,119

 10,000

 Ryanair Holdings Plc (A.D.R.)

 874,000

 $

 2,719,119

 Trucking - 1.0%

 36,939

 DSV A/S

 $

 1,682,384

 Total Transportation

 $

 4,401,503

 Automobiles & Components - 2.3%

 Auto Parts & Equipment - 1.9%

 7,552

 Continental AG

 $

 1,621,194

 103,635

 Gentex Corp.

 1,718,268

 $

 3,339,462

 Tires & Rubber - 0.4%

 18,400

 Bridgestone Corp.

 $

 631,172

 Total Automobiles & Components

 $

 3,970,634

 Consumer Durables & Apparel - 4.3%

 Consumer Electronics - 1.1%

 201,000

 Panasonic Corp.

 $

 1,848,326

 Homebuilding - 2.0%

 67,661

 PulteGroup, Inc.

 $

 1,269,320

 163,200

 Sekisui Chemical Co., Ltd.

 2,111,224

 $

 3,380,544

 Apparel, Accessories & Luxury Goods - 1.2%

 64,684

 Burberry Group Plc

 $

 1,006,200

 61,102

 Moncler S.p.A. *

 1,018,883

 $

 2,025,083

 Total Consumer Durables & Apparel

 $

 7,253,953

 Consumer Services - 2.2%

 Hotels, Resorts & Cruise Lines - 1.1%

 46,756

 InterContinental Hotels Group Plc

 $

 1,802,001

 Restaurants - 1.1%

 122,021

 Domino's Pizza Group Plc

 $

 1,864,219

 Total Consumer Services

 $

 3,666,220

 Media - 2.1%

 Advertising - 0.6%

 14,738

 Publicis Groupe SA

 $

 1,066,148

 Broadcasting - 1.5%

 45,507

 CBS Corp. (Class B)

 $

 2,511,986

 Total Media

 $

 3,578,134

 Retailing - 2.7%

 Internet Retail - 0.5%

 70,943

 Vipshop Holdings, Ltd. (A.D.R.) *

 $

 827,905

 Apparel Retail - 1.3%

 30,440

 The TJX Companies, Inc.

 $

 2,317,093

 Specialty Stores - 0.9%

 15,103

 Signet Jewelers, Ltd.

 $

 1,494,744

 Total Retailing

 $

 4,639,742

 Food & Staples Retailing - 6.4%

 Drug Retail - 5.2%

 51,222

 CVS Health Corp.

 $

 4,940,362

 48,300

 Sundrug Co., Ltd.

 3,984,739

 $

 8,925,101

 Food Retail - 1.2%

 25,599

 Walgreens Boots Alliance, Inc.

 $

 1,981,363

 Total Food & Staples Retailing

 $

 10,906,464

 Food, Beverage & Tobacco - 1.7%

 Soft Drinks - 1.7%

 289,287

 Britvic Plc

 $

 2,826,872

 Total Food, Beverage & Tobacco

 $

 2,826,872

 Health Care Equipment & Services - 6.4%

 Health Care Equipment - 2.2%

 10,773

 Edwards Lifesciences Corp. *

 $

 1,061,140

 32,683

 Medtronic PLC

 2,630,328

 $

 3,691,468

 Health Care Distributors - 2.9%

 63,546

 Cardinal Health, Inc.

 $

 5,016,957

 Health Care Technology - 1.3%

 63,179

 NNIT A/S

 $

 2,241,136

 Total Health Care Equipment & Services

 $

 10,949,561

 Pharmaceuticals, Biotechnology & Life Sciences - 14.6%

 Biotechnology - 2.2%

 7,003

 Alder Biopharmaceuticals, Inc.

 $

 210,580

 5,016

 Alkermes Plc *

 232,793

 74,487

 Baxalta, Inc.

 3,369,047

 $

 3,812,420

 Pharmaceuticals - 11.5%

 13,996

 Jazz Pharmaceuticals Plc *

 $

 2,121,234

 37,358

 Johnson & Johnson

 4,209,873

 55,155

 Novartis AG

 4,373,960

 139,069

 Pfizer, Inc.

 4,825,694

 62,966

 Shire Plc

 3,900,176

 $

 19,430,937

 Life Sciences Tools & Services - 0.9%

 9,970

 Thermo Fisher Scientific, Inc.

 $

 1,513,147

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 24,756,504

 Banks - 7.8%

 Diversified Banks - 5.7%

 415,915

 Aldermore Group Plc

 $

 1,301,131

 319,897

 Grupo Financiero Banorte SAB de CV

 1,675,056

 58,135

 JPMorgan Chase & Co.

 3,794,471

 91,600

 Sumitomo Mitsui Financial Group, Inc.

 2,953,314

 $

 9,723,972

 Regional Banks - 2.1%

 1,255,200

 Bank Tabungan Negara Persero Tbk PT

 $

 156,670

 37,632

 The PNC Financial Services Group, Inc.

 3,377,096

 $

 3,533,766

 Total Banks

 $

 13,257,738

 Diversified Financials - 6.2%

 Specialized Finance - 2.4%

 6,881

 Intercontinental Exchange, Inc.

 $

 1,865,577

 33,707

 Nasdaq, Inc.

 2,224,999

 $

 4,090,576

 Consumer Finance - 2.0%

 60,188

 Discover Financial Services, Inc.

 $

 3,419,280

 Asset Management & Custody Banks - 1.0%

 4,638

 BlackRock, Inc.

 $

 1,687,536

 Investment Banking & Brokerage - 0.8%

 7,823

 The Goldman Sachs Group, Inc.

 $

 1,247,612

 Total Diversified Financials

 $

 10,445,004

 Insurance - 2.2%

 Insurance Brokers - 1.2%

 16,101

 Willis Towers Watson Plc

 $

 2,061,250

 Multi-line Insurance - 1.0%

 10,429

 Allianz SE *

 $

 1,701,904

 Total Insurance

 $

 3,763,154

 Real Estate - 1.8%

 Diversified Real Estate Activities - 1.5%

 420,300

 Leopalace21 Corp.

 $

 2,635,779

 Real Estate Services - 0.3%

 41,207

 Savills Plc

 $

 463,983

 Total Real Estate

 $

 3,099,762

 Software & Services - 13.1%

 Internet Software & Services - 6.4%

 5,538

 Alphabet, Inc. (Class A)

 $

 4,147,131

 5,704

 Alphabet, Inc. (Class C)

 4,196,547

 4,485

 Baidu, Inc. (A.D.R.) *

 800,752

 69,317

 eBay, Inc. *

 1,695,494

 $

 10,839,924

 Data Processing & Outsourced Services - 2.4%

 56,963

 PayPal Holdings, Inc.

 $

 2,152,632

 23,785

 Visa, Inc.

 1,877,588

 $

 4,030,220

 Systems Software - 4.3%

 137,738

 Microsoft Corp.

 $

 7,300,114

 Total Software & Services

 $

 22,170,258

 Technology Hardware & Equipment - 6.6%

 Communications Equipment - 1.0%

 60,156

 Cisco Systems, Inc.

 $

 1,747,532

 Computer Storage & Peripherals - 4.3%

 72,949

 Apple, Inc.

 $

 7,284,687

 Electronic Equipment Manufacturers - 0.5%

 58,613

 Fitbit, Inc.

 $

 831,132

 Electronic Components - 0.6%

 52,300

 Alps Electric Co., Ltd.

 $

 1,039,328

 Electronic Manufacturing Services - 0.2%

 95,000

 Global Display Co., Ltd.

 $

 270,575

 Total Technology Hardware & Equipment

 $

 11,173,254

 Semiconductors & Semiconductor Equipment - 1.6%

 Semiconductors - 1.6%

 60,474

 Infineon Technologies AG

 $

 907,184

 368,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 1,764,834

 $

 2,672,018

 Total Semiconductors & Semiconductor Equipment

 $

 2,672,018

 Telecommunication Services - 4.1%

 Integrated Telecommunication Services - 3.6%

 156,222

 AT&T, Inc.

 $

 6,116,091

 Wireless Telecommunication Services - 0.5%

 259,270

 Vodafone Group Plc

 $

 866,828

 Total Telecommunication Services

 $

 6,982,919

 TOTAL COMMON STOCKS

 (Cost $152,972,086)

 $

 163,665,229

 Principal Amount ($)

 FOREIGN GOVERNMENT BONDS - 1.7%

 16,648,000,000

 Indonesia Treasury Bond, 8.375%, 3/15/24

 $

 1,261,059

 20,666,000,000

 Indonesia Treasury Bond, 8.75%, 5/15/31

 1,596,550

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $2,861,888)

 $

 2,857,609

 TOTAL INVESTMENT IN SECURITIES - 98.2%

 (Cost $155,833,973) (a) (b)

 $

 166,522,838

 OTHER ASSETS & LIABILITIES - 1.8%

 $

 3,047,924

 TOTAL NET ASSETS - 100.0%

 $

 169,570,762

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At May 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $156,250,796 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           16,206,742

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (5,934,700)

 Net unrealized appreciation

 $

           10,272,042

 (b)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 United States

 54.0

 %

 Japan

 12.4

 %

 United Kingdom

 8.4

 %

 Ireland

 7.2

 %

 Switzerland

 2.6

 %

 Germany

 2.5

 %

 Denmark

 2.4

 %

 Jersey Channel Islands

 2.3

 %

 Indonesia

 1.8

 %

 Taiwan

 1.1

 %

 Mexico

 1.0

 %

 Other (individually less than 1%)

 4.3

 %

 100.0

 %

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of May 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

   Materials

     Construction Materials

$
-

$
2,850,128

$
-

$
2,850,128

     Diversified Metals & Mining

-

2,083,733

-

2,083,733

   Capital Goods

     Heavy Electrical Equipment

-

5,399,697

-

5,399,697

   Transportation

     Airlines

-

1,845,119

-

1,845,119

     Trucking

874,000

1,682,384

-

2,556,384

   Automobiles & Components

     Auto Parts & Equipment

1,718,268

1,621,194

-

3,339,462

     Tires & Rubber

-

631,172

-

631,172

   Consumer Durables & Apparel

     Consumer Electronics

-

1,848,326

-

1,848,326

     Homebuilding

1,269,320

2,111,224

-

3,380,544

     Apparel, Accessories & Luxury Goods

-

2,025,083

-

2,025,083

   Consumer Services

     Hotels, Resorts & Cruise Lines

-

1,802,001

-

1,802,001

     Restaurants

-

1,864,219

-

1,864,219

   Media

     Advertising

-

1,066,148

-

1,066,148

   Food & Staples Retailing

     Drug Retail

-

3,984,739

-

3,984,739

   Food, Beverage & Tobacco

     Soft Drinks

-

2,826,872

-

2,826,872

   Health Care Equipment & Services

     Health Care Technology

-

2,241,136

-

2,241,136

   Pharmaceuticals, Biotechnology & Life Sciences

     Pharmaceuticals

11,156,801

8,274,136

-

19,430,937

   Banks

     Diversified Banks

5,469,527

4,254,445

-

9,723,972

   Insurance

     Multi-line Insurance

-

1,701,904

-

1,701,904

   Real Estate

     Diversified Real Estate Activities

-

2,635,779

-

2,635,779

     Real Estate Services

-

463,983

-

463,983

   Technology Hardware & Equipment

     Electronic Components

-

1,039,328

-

1,039,328

     Electronic Manufacturing Services

-

270,575

-

270,575

   Semiconductors & Semiconductor Equipment

     Semiconductors

-

2,672,018

-

2,672,018

   Telecommunication Services

     Wireless Telecommunication Services

-

866,828

-

866,828

 All Other Common Stocks

85,115,142

-

-

85,115,142

 Foreign Government Bonds

-

2,857,609

-

2,857,609

 Total

$
105,603,058

$
60,919,780

$
-

$
166,522,838

 Other Financial Instruments

 Unrealized appreciation on futures contracts

$
36,287

$
-

$
-

$
36,287

 Total Other Financial Instruments

$
36,287

$
-

$
-

$
36,287

During the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Pioneer High Income Municipal Fund

 Schedule of Investments 5/31/2016 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 MUNICIPAL BONDS - 97.9% (e)

 Alaska - 0.6%

 3,700,000

 Northern Tobacco Securitization Corp., 5.0%, 6/1/46

 $

 3,518,182

 Arizona - 1.0%

 1,000,000

 The Industrial Development Authority of the County of Pima, Desert hights Charter, 7.0%, 5/1/34

 $

 1,085,820

 3,000,000

 The Industrial Development Authority of the County of Pima, Desert hights Charter, 7.25%, 5/1/44

 3,284,760

 725,000

 The Industrial Development Authority of the County of Pima, Legacy Traditional School Project, 8.5%, 7/1/39 (Pre-Refunded)

 868,688

 490,000

 The Industrial Development Authority of the County of Pima, Paradise Eduation Center, 6.0%, 6/1/40

 511,251

 $

 5,750,519

 California - 13.4%

 175,000

 California County Tobacco Securitization Agency, 5.25%, 6/1/46

 $

 173,590

 1,215,000

 California County Tobacco Securitization Agency, 6/1/36

 1,231,791

 30,000

 California County Tobacco Securitization Agency, Merced County, 5.125%, 6/1/38

 29,996

 5,880,000

 California County Tobacco Securitization Agency, Merced County, 5.25%, 6/1/45

 5,879,412

 5,160,000

 California County Tobacco Securitization Agency, Sonoma County Corp., 5.125%, 6/1/38

 5,159,536

 2,385,000

 California County Tobacco Securitization Agency, Sonoma County Corp., 5.25%, 6/1/45

 2,384,762

 1,300,000

 California Municipal Finance Authority, John Adams Academics Project, 5.25%, 10/1/45

 1,342,406

 6,300,000

 California Municipal Finance Authority, Santa Rosa Academy Project Ser A, 6.0%, 7/1/42

 6,966,981

 500,000

 California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35

 546,255

 1,575,000

 California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45

 1,730,342

 1,000,000

 California School Finance Authority, 6.0%, View Park Elementary and Middle School, 10/1/49

 1,099,790

 3,000,000

 California School Finance Authority, 7.375%, Classical Academies Project, 10/1/43

 3,635,100

 3,230,000

 California School Finance Authority, ICEF View Park High School, 7.125%, 10/1/48

 3,763,273

 830,000

 California School Finance Authority, View Park Elementary and Middle School, 5.625%, 10/1/34

 902,650

 1,475,000

 California School Finance Authority, View Park Elementary and Middle School, 5.875%, 10/1/44

 1,615,081

 1,560,000

 California Statewide Communities Development Authority, California Baptist University, 6.125%, 11/1/33

 1,745,390

 4,030,000

 California Statewide Communities Development Authority, California Baptist University, 6.375%, 11/1/43

 4,551,966

 2,000,000

 California Statewide Communities Development Authority, Lancer Edl Student Housing Project, 7.5%, 6/1/42

 2,219,340

 315,559

 California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38 (e)

 2,367

 750,000

 City of Roseville California, 5.0%, 9/1/36

 781,515

 1,550,000

 City of Roseville California, 5.5%, 9/1/46

 1,661,336

 11,000,000

 Golden State Tobacco Securitization Corp., 5.75%, 6/1/47

 11,123,200

 5,810,000

 Golden State Tobacco Securitization Corp., 6/1/37

 5,893,374

 50,000,000

 Inland Empire Tobacco Securitization Authority, 6/1/47 (d)

 6,105,000

 2,500,000

 Pittsburg Unified School District, 9/1/41 (AGM CNTY GTD) (d)

 934,675

 1,925,000

 Pittsburg Unified School District, 9/1/42 (AGM CNTY GTD) (d)

 690,459

 2,000,000

 River Islands Public Financing Authority, 5.5%, 9/1/45

 2,198,120

 1,500,000

 Tobacco Securitization Authority of Northern California, 5.375%, 6/1/38

 1,499,805

 80,000

 Tobacco Securitization Authority of Northern California, 5.5%, 6/1/45

 79,992

 4,395,000

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 4,394,604

 350,000

 Tobacco Securitization Authority of Southern California, 5.125%, 6/1/46

 349,968

 $

 80,692,076

 Colorado - 3.4%

 2,860,000

 Castle Oaks Metropolitan District No 3, 6.25%, 12/1/44 (f)

 $

 2,918,230

 1,000,000

 Colorado Educational & Cultural Facilities Authority, 5.0%, 12/15/45

 1,043,930

 2,000,000

 Colorado Educational & Cultural Facilities Authority, Charter School Rocky Mountain Classical, 8.0%, 9/1/43

 2,122,360

 5,000,000

 Colorado Educational & Cultural Facilities Authority, Charter School Rocky Mountain Classical, 8.125%, 9/1/48

 5,326,400

 2,000,000

 Copperleaf Metropolitan District No 2, 5.75%, 12/1/45 (f)

 2,118,100

 2,840,000

 Crystal Crossing Metropolitan District, 5.25%, 12/1/40 (f)

 2,869,621

 1,700,000

 Littleton Village Metropolitan District No 2, 5.375%, 12/1/45 (f)

 1,732,657

 1,500,000

 Promenade Castle Rock Metropolitan District No 1, 5.75%, 12/1/39 (f)

 1,564,785

 1,000,000

 Sterling Ranch Community Authority Board, 5.75%, 12/1/45 (MUN GOVT GTD)

 1,014,220

 $

 20,710,303

 Connecticut - 0.5%

 2,885,000

 Town of Hamden Connecticut, Whitney Center Project, 7.75%, 1/1/43

 $

 3,034,039

 District of Columbia - 1.7%

 40,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6/15/46 (d)

 $

 5,160,400

 735,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 738,778

 4,000,000

 District of Columbia, Provident Group Howard Properties, 5.0%, 10/1/45

 4,016,960

 $

 9,916,138

 Florida - 2.6%

 5,000,000

 Alachua County Health Facilities Authority, Terraces Bonita Springs Project, 8.125%, 11/15/46

 $

 5,921,850

 1,820,000

 County of Liberty Florida, 8.25%, 7/1/28 (c)

 270,343

 5,000,000

 Florida Development Finance Corp., 6.375%, 6/1/46

 5,071,950

 1,000,000

 Florida Development Finance Corp., Tuscan Isle Obligated Group, 7.0%, 6/1/35

 1,058,080

 3,000,000

 Florida Development Finance Corp., Tuscan Isle Obligated Group, 7.0%, 6/1/45

 3,174,240

 $

 15,496,463

 Hawaii - 0.2%

 1,000,000

 State of Hawaii Department of Budget & Finance, 15 Craigside Project, 9.0%, 11/15/44

 $

 1,221,240

 Illinois - 3.4%

 4,213,653

 4.00

 Illinois Finance Authority, Clare Oaks Project Series B, Floating Rate Note, 11/15/52

 $

 2,965,906

 2,634,795

 Illinois Finance Authority, Clare Oaks Project Series C1, 11/15/52 (d)

 94,247

 526,959

 Illinois Finance Authority, Clare Oaks Project Series C2, 11/15/52 (d)

 143,733

 526,959

 Illinois Finance Authority, Clare Oaks Project Series C3, 11/15/52

 90,447

 1,250,000

 Illinois Finance Authority, Norwegian American Hospital, 7.625%, 9/15/28

 1,373,212

 4,845,000

 Illinois Finance Authority, Norwegian American Hospital, 7.75%, 9/15/38

 5,614,192

 485,000

 Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.2%, 6/1/17

 492,425

 7,020,000

 Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37

 7,224,773

 2,315,000

 Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26

 2,168,437

 $

 20,167,372

 Indiana - 2.5%

 1,750,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.0%, 11/15/32

 $

 1,980,160

 2,000,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.125%, 11/15/42

 2,264,940

 2,000,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.125%, 11/15/47

 2,259,000

 3,500,000

 City of Crown Point Indiana, Wittenberg Village Project, 8.0%, 11/15/39

 3,912,825

 4,000,000

 Hospital Authority of Vigo County, Union Hospital, Inc., 8.0%, 9/1/41

 4,781,920

 $

 15,198,845

 Iowa - 1.9%

 2,285,000

 Iowa Tobacco Settlement Authority, 5.5%, 6/1/42

 $

 2,284,680

 5,290,000

 Iowa Tobacco Settlement Authority, 5.6%, 6/1/34

 5,303,701

 3,705,000

 Iowa Tobacco Settlement Authority, 5.625%, 6/1/46

 3,700,184

 $

 11,288,565

 Louisiana - 0.4%

 5,800,000

 Tensas Parish Law Enforcement District, 10/1/26 (c) (d)

 $

 2,667,884

 Maryland - 0.2%

 1,000,000

 Maryland Health & Higher Educational Facilities Authority, City Neighbors Series A, 6.75%, 7/1/44

 $

 1,102,320

 Massachusetts - 1.9%

 3,954,928

 Massachusetts Development Finance Agency, 5.5%, Linden Ponds, Inc., 11/15/46

 $

 3,635,844

 2,000,000

 Massachusetts Development Finance Agency, Adventcare Project Series A, 6.75%, 10/15/37

 2,064,900

 845,000

 Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37

 943,890

 1,235,770

 Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/26

 1,251,477

 3,340,294

 Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/39

 3,366,616

 1,116,746

 Massachusetts Development Finance Agency, Linden Ponds, Inc., Series B, 11/15/56 (d)

 6,343

 3,500,000

 Massachusetts Health & Educational Facilities Authority, Quincy Medical Center, 0.0%, 1/15/38 (c) (d)

 43,470

 $

 11,312,540

 Michigan - 6.7%

 1,250,000

 Flint Hospital Building Authority, Hurley Medical Center Series A, 5.25%, 7/1/39

 $

 1,269,138

 1,250,000

 Flint Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35

 1,425,100

 5,485,000

 Flint International Academy, 5.75%, 10/1/37

 5,541,221

 185,000

 Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 7.25%, 4/1/20

 194,794

 2,020,000

 Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 8.0%, 4/1/40

 2,139,988

 4,295,000

 Michigan Public Educational Facilities Authority, Ltd Oblig-David Ellis-West Project, 5.875%, 6/1/37

 4,315,229

 7,135,000

 6.75

 Michigan Strategic Fund, CFP Michigan Dept Offices Lease B, Floating Rate Note, 3/1/40

 7,763,665

 4,000,000

 6.62

 Michigan Strategic Fund, Floating Rate Note, 11/1/41

 4,306,040

 750,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/34

 742,522

 11,320,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48

 11,145,898

 1,250,000

 Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42

 1,289,100

 $

 40,132,695

 Minnesota - 1.3%

 2,000,000

 Bloomington Port Authority, Radisson Blu MOA LLC, 9.0%, 12/1/35

 $

 2,209,840

 1,500,000

 City of Brooklyn Park Minnesota, Prairie Seeds Academy Project Series A, 9.25%, 3/1/39 (Pre-Refunded)

 1,624,770

 500,000

 City of Deephaven Minnesota, Eagle Ridge Academy Project, 5.25%, 7/1/37

 533,065

 1,500,000

 City of Deephaven Minnesota, Eagle Ridge Academy Project, 5.5%, 7/1/50

 1,609,620

 2,000,000

 City of Ham Lake Minnesota, 5.0%, 7/1/47

 2,047,880

 $

 8,025,175

 Missouri - 1.5%

 5,645,000

 Community Memorial Hospital District, 6.68%, 12/1/34

 $

 5,882,598

 2,500,000

 Kirkwood Industrial Development Authority, Aberdeen Hrights Series A, 8.25%, 5/15/45

 2,819,375

 $

 8,701,973

 New Jersey - 3.3%

 4,500,000

 New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35

 $

 4,892,400

 6,580,000

 Tobacco Settlement Financing Corp. New Jersey, 4.75%, 6/1/34

 6,349,897

 9,000,000

 Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41

 8,703,360

 $

 19,945,657

 New Mexico - 1.2%

 35,000

 County of Otero New Mexico, 6.0%, 4/1/23

 $

 35,813

 7,100,000

 County of Otero New Mexico, 6.0%, 4/1/28

 7,215,659

 $

 7,251,472

 New York - 5.3%

 210,000

 Erie Tobacco Asset Securitization Corp., 5.0%, 6/1/38

 $

 210,002

 2,620,000

 New York Counties Tobacco Trust IV, 5.0%, 6/1/45

 2,565,006

 10,000,000

 New York Counties Tobacco Trust V, 6/1/38 (d)

 2,671,900

 8,030,000

 Suffolk Tobacco Asset Securitization Corp., 6.0%, 6/1/48

 8,152,377

 8,000,000

 Suffolk Tobacco Asset Securitization Corp., 6/1/44

 8,427,600

 10,000,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series A, 10/1/30 (c) (d)

 2,499,900

 8,000,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series B, 0.0%, 10/1/30 (c) (d)

 1,999,920

 1,795,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series C, 0.0%, 10/1/30 (c) (d)

 448,732

 115,000

 TSASC, Inc. New York, 5.0%, 6/1/34

 114,433

 5,040,000

 TSASC, Inc. New York, 5.125%, 6/1/42

 4,930,229

 $

 32,020,099

 Ohio - 6.5%

 5,735,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 5,563,179

 9,350,000

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47

 9,092,875

 8,555,000

 Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42

 8,494,858

 6,335,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 6,445,862

 1,150,000

 County of Muskingum Ohio, Genesis Healthcare System Project, 5.0%, 2/15/33

 1,214,906

 5,000,000

 County of Muskingum Ohio, Genesis Healthcare System Project, 5.0%, 2/15/48

 5,200,150

 2,900,000

 Southeastern Ohio Port Authority, 6.0%, 12/1/42

 3,298,373

 $

 39,310,203

 Pennsylvania - 8.8%

 850,000

 Allegheny County Hospital Development Authority, Ohio Valley General Hospital Project A, 5.125%, 4/1/35

 $

 848,818

 8,000,000

 Delaware County Industrial Development Authority Pennsylvania, 5.125%, 6/1/46

 7,686,240

 3,000,000

 Pennsylvania Economic Development Financing Authority, Northwestern Human Services Series A, 5.25%, 6/1/28

 3,002,700

 2,005,000

 Pennsylvania Economic Development Financing Authority, US Airways Group Series A, 7.5%, 5/1/20

 2,295,284

 8,445,000

 Pennsylvania Economic Development Financing Authority, US Airways Group Series B, 8.0%, 5/1/29

 9,895,175

 2,200,000

 Philadelphia Authority for Industrial Development, 6.5%, 6/1/45

 2,248,818

 3,145,000

 Philadelphia Authority for Industrial Development, 6.625%, 6/1/50

 3,216,580

 2,500,000

 Philadelphia Authority for Industrial Development, Green Woods Charter School Projects A, 5.5%, 6/15/32

 2,656,650

 5,200,000

 Philadelphia Authority for Industrial Development, Green Woods Charter School Projects A, 5.75%, 6/15/42

 5,545,956

 6,000,000

 Philadelphia Authority for Industrial Development, Nueva Esperanze Inc., 8.2%, 12/1/43

 6,952,380

 1,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)

 1,065,870

 3,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)

 3,207,870

 4,000,000

 The Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System Series A, 5.625%, 7/1/42

 4,402,160

 $

 53,024,501

 Puerto Rico - 2.3%

 21,000,000

 Commonwealth of Puerto Rico, 8.0%, 7/1/35 (f)

 $

 13,702,500

 Rhode Island - 0.7%

 2,065,000

 Central Falls Detention Facility Corp., 7.25%, 7/15/35 (c)

 $

 512,781

 40,000,000

 Tobacco Settlement Financing Corp. Rhode Island, 6/1/52 (d)

 3,868,800

 $

 4,381,581

 South Carolina - 0.4%

 2,300,000

 South Carolina Jobs-Economic Development Authority, 5.25%, 11/1/36

 $

 2,300,161

 Tennessee - 0.3%

 5,000

 Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43

 $

 5,243

 1,700,000

 Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.0%, 7/1/46

 1,984,240

 $

 1,989,483

 Texas - 10.3%

 200,000

 Arlington Higher Education Finance Corp., 5.875%, 3/1/24

 $

 207,470

 525,000

 Arlington Higher Education Finance Corp., 6.625%, 3/1/29

 549,339

 375,000

 Arlington Higher Education Finance Corp., 7.0%, 3/1/34

 396,664

 7,030,000

 Arlington Higher Education Finance Corp., Universal Academy Series A, 7.125%, 3/1/44

 7,392,256

 400,000

 City of Celina Texas, 5.375%, 9/1/28

 403,548

 1,000,000

 City of Celina Texas, 5.5%, 9/1/24

 1,009,810

 250,000

 City of Celina Texas, 5.5%, 9/1/32

 252,208

 650,000

 City of Celina Texas, 5.875%, 9/1/40

 655,655

 1,075,000

 City of Celina Texas, 6.0%, 9/1/30

 1,086,277

 2,700,000

 City of Celina Texas, 6.25%, 9/1/40

 2,727,999

 500,000

 City of Mclendon-Chisholm Texas, Sonoma Public Impt Dist Phase, 5.125%, 9/15/28

 507,245

 450,000

 City of Mclendon-Chisholm Texas, Sonoma Public Impt Dist Phase, 5.375%, 9/15/35

 456,462

 400,000

 City of Mclendon-Chisholm Texas, Sonoma Public Impt Dist Phase, 5.5%, 9/15/40

 405,716

 234,442

 Gulf Coast Industrial Development Authority, Microgy Holdings Project, 12/1/36 (c) (d)

 1,758

 1,300,000

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,199,133

 2,000,000

 La Vernia Higher Education Finance Corp., Meridian World School Series A, 5.5%, 8/15/45

 2,102,180

 1,000,000

 New Hope Cultural Education Facilities Corp., 4.75%, 7/1/51

 1,063,300

 250,000

 New Hope Cultural Education Facilities Corp., 5.0%, 7/1/31

 261,478

 350,000

 New Hope Cultural Education Facilities Corp., 5.25%, 7/1/36

 370,640

 1,250,000

 New Hope Cultural Education Facilities Corp., 5.5%, 7/1/46

 1,330,425

 1,000,000

 New Hope Cultural Education Facilities Corp., 5.75%, 7/1/51

 1,060,010

 125,000

 New Hope Cultural Education Facilities Corp., 6.0%, 7/1/26

 125,941

 1,350,000

 New Hope Cultural Education Facilities Corp., 7.0%, 7/1/51

 1,372,910

 17,350,000

 Sanger Industrial Development Corp., Texas Pellets Project Series B, 8.0%, 7/1/38

 15,096,410

 500,000

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/39

 533,020

 2,250,000

 Tarrant County Cultural Education Facilities Finance Corp., Mirador Project Series A, 8.0%, 11/15/29

 1,892,925

 5,000,000

 Tarrant County Cultural Education Facilities Finance Corp., Mirador Project Series A, 8.125%, 11/15/39

 4,205,100

 120,000

 Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34

 137,303

 6,350,000

 Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44

 7,253,288

 1,775,000

 Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Series A, 8.0%, 11/15/28

 1,889,914

 5,400,000

 Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Series A, 8.25%, 11/15/44

 5,739,336

 1,000,000

 Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 10/1/30 (c) (d)

 117,880

 $

 61,803,600

 Utah - 1.6%

 1,105,000

 Utah Charter School Finance Authority, Summit Academy High School Series A, 7.25%, 5/15/21

 $

 1,214,428

 1,985,000

 Utah Charter School Finance Authority, Summit Academy High School Series A, 8.125%, 5/15/31

 2,256,568

 5,145,000

 Utah Charter School Finance Authority, Summit Academy High School Series A, 8.5%, 5/15/41

 5,916,904

 $

 9,387,900

 Virginia - 3.3%

 2,100,000

 Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45

 $

 2,194,647

 815,000

 Embrey Mill Community Development Authority, 5.3%, 3/1/35

 837,323

 4,685,000

 Embrey Mill Community Development Authority, 5.6%, 3/1/45

 4,811,682

 12,870,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 12,066,397

 $

 19,910,049

 Washington - 2.6%

 3,500,000

 Washington State Housing Finance Commission, Skyline at First Hill Project Series A, 5.625%, 1/1/27

 $

 3,537,625

 11,825,000

 Washington State Housing Finance Commission, Skyline at First Hill Project Series A, 5.625%, 1/1/38

 11,928,705

 $

 15,466,330

 West Virginia - 3.3%

 25,000,000

 City of Philippi West Virginia, 7.75%, 10/1/44 (c)

 $

 15,001,500

 5,340,000

 West Virginia Hospital Finance Authority, Highland Hospital Oblig Group, 9.125%, 10/1/41

 4,917,286

 $

 19,918,786

 Wisconsin - 4.8%

 8,615,000

 Public Finance Authority, Cabs-Springshire Pre-Dev Project, 12/1/20 (144A) (d)

 $

 5,111,021

 1,590,000

 Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44

 1,721,223

 5,325,000

 Public Finance Authority, Glenridge Palmer Ranch Series A, 8.25%, 6/1/46

 6,647,890

 5,057,500

 Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42

 5,083,698

 1,500,000

 Public Finance Authority, Roseman University Health Sciences, 5.75%, 4/1/35

 1,618,305

 4,150,000

 Public Finance Authority, Roseman University Health Sciences, 5.875%, 4/1/45

 4,452,369

 1,245,000

 Public Finance Authority, Voyager Foundation Inc., Project Series A, 5.125%, 10/1/45

 1,282,201

 2,815,000

 Public Finance Authority, Voyager Foundation Inc., Project Series A, 6.2%, 10/1/42

 3,072,741

 $

 28,989,448

 TOTAL MUNICIPAL BONDS

 (Cost $572,925,909)

 $

 588,338,099

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.0% †

 1,175,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 87,467

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $1,172,573)

 $

 87,467

 TOTAL INVESTMENT IN SECURITIES - 97.9%

 (Cost $574,098,482) (a)

 $

 588,425,566

 OTHER ASSETS & LIABILITIES - 2.1%

 $

 12,403,670

 TOTAL NET ASSETS - 100.0%

 $

 600,829,236

 †

 Amount rounds to less than 0.01%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2016, the value of these securities amounted to $9,472,228 or 1.6% of total net assets.

 (Pre-Refunded)

Pre-Refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

 (a)

 At May 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $574,006,998 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           58,142,752

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (43,724,184)

 Net unrealized appreciation

 $

           14,418,568

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 (e)

 Consists of Revenue Bonds unless otherwise indicated.

 (f)

 Represents a General Obligation bond.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of May 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
588,338,099

$
-

$
588,338,099

 Municipal Collateralized Debt Obligation

-

87,467

-

87,467

 Total

$
-

$
588,425,566

$
-

$
588,425,566

 During the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Pioneer Long/Short Bond Fund

 Schedule of Investments 5/31/16 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 ASSET BACKED SECURITY - 1.6%

 Diversified Financials - 1.6%

 Asset Management & Custody Banks - 1.6%

 630,000

 RMAT 2015-1 LLC, 5.0%, 7/27/20 (Step) (144A)

 $

 608,654

 TOTAL ASSET BACKED SECURITY

 (Cost $624,287)

 $

 608,654

 COLLATERALIZED MORTGAGE OBLIGATION - 0.5%

 Banks - 0.5%

 Thrifts & Mortgage Finance - 0.5%

 200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 $

 196,502

 TOTAL COLLATERALIZED MORTGAGE OBLIGATION

 (Cost $200,582)

 $

 196,502

 CORPORATE BONDS - 23.8%

 Energy - 7.6%

 Oil & Gas Drilling - 3.4%

 1,280,000

 Transocean, Inc., 5.55%, 12/15/16

 $

 1,289,600

 Integrated Oil & Gas - 1.9%

 720,000

 Petrobras Global Finance BV, 3.5%, 2/6/17

 $

 718,920

 Oil & Gas Storage & Transportation - 2.3%

 835,000

 Williams Partners LP, 7.25%, 2/1/17

 $

 862,513

 Total Energy

 $

 2,871,033

 Materials - 5.3%

 Metal & Glass Containers - 3.5%

 1,305,000

 Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)

 $

 1,303,369

 Diversified Metals & Mining - 1.8%

 705,000

 Freeport-McMoRan, Inc., 2.15%, 3/1/17

 $

 697,950

 Total Materials

 $

 2,001,319

 Banks - 2.5%

 Diversified Banks - 2.5%

 425,000

 7.62

 BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 $

 437,219

 315,000

 6.62

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 296,100

 200,000

 8.12

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 207,450

 $

 940,769

 Total Banks

 $

 940,769

 Diversified Financials - 3.0%

 Other Diversified Financial Services - 3.0%

 1,000,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 $

 1,110,000

 Total Diversified Financials

 $

 1,110,000

 Insurance - 2.0%

 Reinsurance - 2.0%

 250,000

 7.11

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 $

 253,150

 250,000

 4.73

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 250,025

 250,000

 4.77

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 249,325

 $

 752,500

 Total Insurance

 $

 752,500

 Telecommunication Services - 3.4%

 Wireless Telecommunication Services - 3.4%

 1,265,000

 Sprint Communications, Inc., 6.0%, 12/1/16

 $

 1,279,231

 Total Telecommunication Services

 $

 1,279,231

 TOTAL CORPORATE BONDS

 (Cost $8,859,245)

 $

 8,954,852

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.3%

 3,550,000

 U.S. Treasury Bills, 6/16/16 (c)

 $

 3,549,780

 2,535,000

 0.43

 U.S. Treasury Note, Floating Rate Note, 1/31/17

 2,535,436

 2,535,000

 0.40

 U.S. Treasury Note, Floating Rate Note, 10/31/16

 2,535,472

 2,380,000

 0.52

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 2,382,140

 2,535,000

 0.42

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 2,535,119

 2,230,000

 0.43

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 2,229,652

 2,535,000

 0.62

 U.S. Treasury Note, Floating Rate Note, 1/31/18

 2,540,285

 2,535,000

 0.54

 U.S. Treasury Note, Floating Rate Note, 4/30/18

 2,534,921

 $

 20,842,805

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $20,836,764)

 $

 20,842,805

 TEMPORARY CASH INVESTMENT - 14.1%

 Repurchase Agreement - 14.1%

        5,310,000

 $5,310,000 Bank of Nova Scotia, 0.30%, dated 5/31/16 plus accrued interest on 6/1/16 collateralized by the following:

 $1,985,981 Freddie Mac Giant, 3.0-4.0%, 6/1/42-6/1/46

 $207,605 Federal Home Loan Mortgage Corp., 2.197-2.812%, 3/1/40-2/1/46

 $434,946 Federal National Mortgage Association (ARM), 2.225-4.867%, 9/1/33-1/1/46

 $2,700,440 Federal National Mortgage Association, 3.0-3.5%, 1/1/46-6/1/46

 $83,228 Government National Mortgage Association, 3.0%, 5/20/46

  $

         5,310,000

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $5,310,000)

  $

         5,310,000

 PUT OPTIONS PURCHASED - 0.3%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 110

 S&P500 EMINI

 Citibank NA

  $      1,410

 6/17/16

 $

 275

 110

 S&P500 EMINI

 Citibank NA

          1,710

 6/17/16

 825

 75

 S&P500 EMINI

 Citibank NA

          1,640

 7/15/16

 3,188

 75

 S&P500 EMINI

 Citibank NA

          1,640

 8/19/16

 10,875

 75

 S&P500 EMINI

 Citibank NA

          1,940

 7/15/16

 29,250

 75

 S&P500 EMINI

 Citibank NA

          1,940

 8/19/16

 70,500

 $

 114,913

 TOTAL PUT OPTIONS PURCHASED

 (Premiums paid $680,277)

 $

 114,913

 TOTAL INVESTMENT IN SECURITIES - 95.4%

 (Cost $36,511,155) (a)

 $

 36,027,726

 PUT OPTIONS WRITTEN - (0.2)%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 (75)

 S&P500 EMINI

 Citibank NA

  $      1,840

 8/19/16

 $

 (36,375)

 (75)

 S&P500 EMINI

 Citibank NA

          1,740

 8/19/16

 (19,500)

 (75)

 S&P500 EMINI

 Citibank NA

          1,840

 7/15/16

 (12,188)

 (75)

 S&P500 EMINI

 Citibank NA

          1,740

 7/15/16

 (5,625)

 (110)

 S&P500 EMINI

 Citibank NA

          1,610

 6/17/16

 (550)

 (110)

 S&P500 EMINI

 Citibank NA

          1,510

 6/17/16

 (275)

 $

 (74,513)

 TOTAL PUT OPTIONS WRITTEN

 (Premiums received $(542,210))

 $

 (74,513)

 OTHER ASSETS & LIABILITIES - 4.6%

 $

 1,742,935

 TOTAL NET ASSETS - 100.0%

 $

 37,696,148

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2016, the value of these securities amounted to $3,605,292 or 9.6% of total net assets.

 (Cat Bond)

 Catastrophe or Event Linked Bond. At May 31, 2016, the value of these securities amounted to $752,500, or 2.0% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (a)

 At May 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $36,511,155 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 126,229

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (609,658)

 Net unrealized depreciation

 $

 (483,429)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

(734,400
)

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

5.00
%

 12/20/18

$
(145,411
)

$
57,381

(1,320,000
)

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

5.00
%

 6/20/21

(26,334
)

(8,976
)

 EUR

(22,921
)

 Intercontinental Exchange

 Norske Skogindustrier ASA

5.00
%

 6/20/19

129

17,722

 EUR

(1,329,158
)

 Chicago Mercentile Exchange

 Markit iTraxx Europe Crossover Index

5.00
%

 6/20/19

(193,684
)

55,407

$
(365,300
)

$
121,534

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Unrealized Depreciation

 EUR

(1,450,000
)

 Goldman Sachs International

 Norske Skogindustrier ASA

5.00
%

 9/20/17

779,624

(464,540
)

335,200

 Goldman Sachs International

 MBIA Inc.

5.00
%

 12/20/20

97,208

(24,282
)

$
876,832

$
(488,822
)

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

 EUR

1,250,000

 Chicago Mercentile Exchange

 Markit iTraxx Europe index

1.00
%

 BBB+

 6/20/19

$
(108,271
)

$
90,028

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

545,000

 Barclays Bank Plc

 Hovnanian Enterprises Inc.

5.00
%

B-

 12/20/16

(27,250
)

27,666

280,000

 Barclays Bank Plc

 Hovnanian Enterprises Inc.

5.00
%

B-

 12/20/16

(13,300
)

13,514

1,325,000

 Barclays Bank Plc

 Teck Resources Ltd

5.00
%

B
+

 12/20/16

(44,719
)

70,282

540,000

 Barclays Bank Plc

 The McClatchy Company

5.00
%

B-

 6/20/16

-

760

655,000

 Barclays Bank Plc

 Weatherford International plc

1.00
%

 BB+

 12/20/16

(26,200
)

18,780

645,000

 Chicago Mercentile Exchange

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(31,605
)

(3,795
)

335,000

 Goldman Sachs International

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(39,258
)

20,872

365,613

 Goldman Sachs International

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(162,926
)

37,662

361,804

 Goldman Sachs International

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(160,890
)

36,930

400,000

 Morgan Stanley Capital Services LLC

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(14,500
)

(7,454
)

735,000

 JPMorgan Chase Bank NA

 Frontier Communications, Inc.

5.00
%

 BB-

 6/20/21

(28,099
)

3,880

585,000

 Barclays Bank Plc

 Frontier Communications, Inc.

5.00
%

 BB-

 6/20/21

(21,230
)

1,953

1,080,000

 Goldman Sachs International

 AK Steel Holding Corporation

5.00
%

B-

 12/20/16

(27,000
)

46,146

310,000

 Goldman Sachs International

 AK Steel Holding Corporation

5.00
%

B-

 12/20/16

(24,025
)

29,521

900,000

 Goldman Sachs International

 Bombardier Capital, Inc.

5.00
%

 BBB+

 12/20/16

(17,114
)

32,779

430,000

 Goldman Sachs International

 Bombardier Capital, Inc.

5.00
%

 BBB+

 12/20/16

(1,075
)

8,560

540,000

 Goldman Sachs International

 Hovnanian Enterprises Inc.

5.00
%

B-

 12/20/16

(18,900
)

19,313

325,675

 Goldman Sachs International

 MBIA Inc.

5.00
%

A-

 12/20/16

(38,548
)

29,023

 EUR

1,450,000

 Goldman Sachs International

 Norske Skogindustrier ASA

5.00
%

 CC

 9/20/20

(1,153,194
)

(29,808
)

650,000

 Goldman Sachs International

 Petroleo Brasileiro SA

1.00
%

B
+

 12/20/16

(24,976
)

22,818

525,000

 Morgan Stanley Capital Services LLC

 J.C. Penney Company, Inc.

5.00
%

 CCC+

 12/20/16

(15,750
)

28,564

820,000

 Morgan Stanley Capital Services LLC

 Sears Holdings Corporation

5.00
%

 CCC+

 12/20/16

(22,550
)

(45,173
)

$
(1,913,109
)

$
362,792

              (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

              (2)

 Based on Standard & Poor’s rating of the issuer or weighted average of all the underlying securities of the index.

 NR

 Not rated by either S&P.

  NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2016, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Security

  $                  -

  $       608,654

  $           -

  $      608,654

 Collateralized Mortgage Obligation

                      -

           196,502

               -

          196,502

 Corporate Bonds

                      -

        8,954,852

               -

       8,954,852

 U.S. Government and Agency Obligations

                      -

      20,842,805

               -

     20,842,805

 Repurchase Agreement

                      -

        5,310,000

               -

       5,310,000

 Put Options Purchased

            114,913

                     -

               -

          114,913

 Total

  $        114,913

  $  35,912,813

  $             -

  $ 36,027,726

 Other Financial Instruments

 Unrealized Appreciation on Credit Default Swaps

  $                  -

  $         85,531

  $           -

  $        85,531

 Unrealized Depreciation on Put Options Written

             (74,513)

                     -

               -

          (74,513)

 Unrealized Appreciation on Forward Foreign Currency Contracts

                      -

               3,988

               -

              3,988

 Unrealized Depreciation on Forward Foreign Currency Contracts

                      -

            (22,819)

               -

          (22,819)

 Total Other Financial Instruments

  $         (74,513)

  $         66,700

  $             -

  $        (7,813)

 During the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Pioneer Long/Short Opportunistic Credit Fund

 Schedule of Investments 5/31/16 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITY - 1.8%

 Value

 Diversified Financials - 1.8%

 Asset Management & Custody Banks - 1.8%

 660,000

 RMAT 2015-1 LLC, 5.0%, 7/27/20 (Step) (144A)

 $

 637,638

 TOTAL ASSET BACKED SECURITY

 (Cost $654,015)

 $

 637,638

 COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%

 Banks - 2.1%

 Thrifts & Mortgage Finance - 2.1%

 300,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 $

 282,516

 47,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 42,184

 300,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 257,274

 200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 196,502

 $

 778,476

 Total Banks

 $

 778,476

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $797,891)

 $

 778,476

 CORPORATE BONDS - 24.2%

 Energy - 7.8%

 Oil & Gas Drilling - 3.6%

 1,305,000

 Transocean, Inc., 5.55%, 12/15/16

 $

 1,314,788

 Integrated Oil & Gas - 1.9%

 680,000

 Petrobras Global Finance BV, 3.5%, 2/6/17

 $

 678,980

 Oil & Gas Storage & Transportation - 2.3%

 795,000

 Williams Partners LP, 7.25%, 2/1/17

 $

 821,195

 Total Energy

 $

 2,814,963

 Materials - 5.2%

 Metal & Glass Containers - 3.4%

 1,235,000

 Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)

 $

 1,233,456

 Diversified Metals & Mining - 1.8%

 670,000

 Freeport-McMoRan, Inc., 2.15%, 3/1/17

 $

 663,300

 Total Materials

 $

 1,896,756

 Banks - 2.6%

 Diversified Banks - 2.6%

 400,000

 7.62

 BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 $

 411,500

 330,000

 6.62

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 310,200

 200,000

 8.12

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 207,450

 $

 929,150

 Total Banks

 $

 929,150

 Diversified Financials - 2.9%

 Other Diversified Financial Services - 2.9%

 950,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 $

 1,054,500

 Total Diversified Financials

 $

 1,054,500

 Insurance - 2.1%

 Reinsurance - 2.1%

 250,000

 7.11

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 $

 253,150

 250,000

 4.73

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 250,025

 250,000

 4.77

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 249,325

 $

 752,500

 Total Insurance

 $

 752,500

 Telecommunication Services - 3.6%

 Wireless Telecommunication Services - 3.6%

 1,290,000

 Sprint Communications, Inc., 6.0%, 12/1/16

 $

 1,304,512

 Total Telecommunication Services

 $

 1,304,512

 TOTAL CORPORATE BONDS

 (Cost $8,663,701)

 $

 8,752,381

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 50.4%

 3,220,000

 U.S. Treasury Bills, 6/16/16 (c)

 $

 3,219,800

 2,640,000

 0.43

 U.S. Treasury Note, Floating Rate Note, 1/31/17

 2,640,454

 2,640,000

 0.40

 U.S. Treasury Note, Floating Rate Note, 10/31/16

 2,640,491

 2,000,000

 0.52

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 2,001,798

 2,645,000

 0.42

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 2,645,124

 2,640,000

 0.42

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 2,640,280

 1,925,000

 0.43

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 1,924,700

 525,000

 0.62

 U.S. Treasury Note, Floating Rate Note, 1/31/18

 526,095

 $

 18,238,742

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $18,234,456)

 $

 18,238,742

 TEMPORARY CASH INVESTMENT - 17.1%

 Repurchase Agreement - 17.1%

       6,200,000

 $6,200,000 Bank of Nova Scotia, 0.30%, dated 5/31/16 plus accrued interest on 6/1/16 collateralized by the following:

 $2,097,905 Freddie Mac Giant, 3.0%, 6/1/46

 $49,751 Federal Home Loan Mortgage Corp., 2.197-2.812%, 3/1/40-2/1/46

 $163,599 Federal National Mortgage Association (ARM), 2.225-2.585%, 4/1/36-9/1/39

 $4,012,745 Federal National Mortgage Association, 3.0-3.5%, 1/1/46-6/1/46

  $

           6,200,000

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $6,200,000)

  $

           6,200,000

 PUT OPTIONS PURCHASED - 0.3%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 101

 S&P500 EMINI

 Citibank NA

  $       1,410

 6/17/16

 $

 253

 101

 S&P500 EMINI

 Citibank NA

           1,710

 6/17/16

 758

 73

 S&P500 EMINI

 Citibank NA

           1,640

 7/15/16

 3,103

 73

 S&P500 EMINI

 Citibank NA

           1,640

 8/19/16

 10,585

 73

 S&P500 EMINI

 Citibank NA

           1,940

 7/15/16

 28,470

 73

 S&P500 EMINI

 Citibank NA

           1,940

 8/19/16

 68,619

 $

 111,788

 TOTAL PUT OPTIONS PURCHASED

 (Premiums paid $637,330)

 $

 111,788

 TOTAL INVESTMENT IN SECURITIES - 95.7%

 (Cost $35,187,393) (a)

 $

 34,719,025

 PUT OPTIONS WRITTEN - (0.2)%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 (73)

 S&P500 EMINI

 Citibank NA

  $       1,840

 8/19/16

 $

 (35,405)

 (73)

 S&P500 EMINI

 Citibank NA

           1,740

 8/19/16

 (18,980)

 (73)

 S&P500 EMINI

 Citibank NA

           1,840

 7/15/16

 (11,862)

 (73)

 S&P500 EMINI

 Citibank NA

           1,740

 7/15/16

 (5,475)

 (101)

 S&P500 EMINI

 Citibank NA

           1,910

 6/17/16

 (505)

 (101)

 S&P500 EMINI

 Citibank NA

           1,510

 6/17/16

 (252)

 $

 (72,479)

 TOTAL PUT OPTIONS WRITTEN

 (Premiums received $(506,153))

 $

 (72,479)

 OTHER ASSETS & LIABILITIES - 4.3%

 $

 1,558,052

 TOTAL NET ASSETS - 100.0%

 $

         36,204,598

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2016, the value of these securities amounted to $3,552,744 or 9.8% of total net assets.

 (Cat Bond)

 Catastrophe or Event Linked Bond. At May 31, 2016, the value of these securities amounted to $752,500, or 2.1% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (a)

 At May 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $35,187,393 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 121,341

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (589,709)

 Net unrealized depreciation

 $

 (468,368)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

     (1,185,600)

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 12/20/18

  $       (234,749)

  $            92,634

     (1,245,000)

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 6/20/21

             (24,838)

                (8,466)

 EUR

          (45,843)

 Intercontinental Exchange

 Norske Skogindustrier ASA

 5.00%

 6/20/19

                   258

                35,443

 EUR

     (2,658,315)

 Chicago Mercentile Exchange

 Markit iTraxx Europe Crossover Index

 5.00%

 6/20/19

           (388,995)

              112,442

  $       (648,323)

  $          232,053

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Unrealized Depreciation

          364,800

 Goldman Sachs International

 MBIA Inc.

 5.00%

 12/20/20

  $        105,792

  $          (26,427)

 EUR

     (1,500,000)

 Goldman Sachs International

 Norske Skogindustrier ASA

 5.00%

 9/20/17

            806,508

            (480,558)

  $        912,300

  $        (506,985)

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

 EUR

2,500,000

 Chicago Mercentile Exchange

 Markit iTraxx Europe index

1.00
%

 BBB+

 6/20/19

$
(216,543
)

$
180,057

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

560,000

 Barclays Bank Plc

 Hovnanian Enterprises Inc.

5.00
%

B-

 12/20/16

(27,922
)

28,350

230,000

 Barclays Bank Plc

 Hovnanian Enterprises Inc.

5.00
%

B-

 12/20/16

(10,925
)

11,101

1,230,000

 Barclays Bank Plc

 Teck Resources Ltd

5.00
%

B
+

 12/20/16

(41,512
)

65,243

550,000

 Barclays Bank Plc

 The McClatchy Company

5.00
%

B-

 6/20/16

-

774

620,000

 Barclays Bank Plc

 Weatherford International plc

1.00
%

 BB+

 12/20/16

(24,800
)

17,776

400,000

 Morgan Stanley Capital Services LLC

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(14,500
)

(7,454
)

300,000

 Goldman Sachs International

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(35,156
)

18,691

342,762

 Goldman Sachs International

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(152,743
)

35,308

342,762

 Goldman Sachs International

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(152,422
)

34,987

690,000

 JPMorgan Chase Bank NA

 Frontier Communications, Inc.

5.00
%

 BB-

 6/20/21

(26,379
)

3,642

555,000

 Barclays Bank Plc

 Frontier Communications, Inc.

5.00
%

 BB-

 6/20/21

(20,141
)

1,853

655,000

 Chicago Mercentile Exchange

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(32,095
)

(3,854
)

1,135,000

 Goldman Sachs International

 AK Steel Holding Corporation

5.00
%

B-

 12/20/16

(28,375
)

48,497

285,000

 Goldman Sachs International

 AK Steel Holding Corporation

5.00
%

B-

 12/20/16

(22,088
)

27,140

855,000

 Goldman Sachs International

 Bombardier Capital, Inc.

5.00
%

 BBB+

 12/20/16

(16,258
)

31,140

400,000

 Goldman Sachs International

 Bombardier Capital, Inc.

5.00
%

 BBB+

 12/20/16

(1,000
)

7,962

480,000

 Goldman Sachs International

 Hovnanian Enterprises Inc.

5.00
%

B-

 12/20/16

(16,800
)

17,167

364,800

 Goldman Sachs International

 MBIA Inc.

5.00
%

A-

 12/20/16

(41,952
)

31,585

 EUR

1,500,000

 Goldman Sachs International

 Norske Skogindustrier ASA

5.00
%

 CC

 9/20/20

(1,192,960
)

(30,835
)

620,000

 Goldman Sachs International

 Petroleo Brasileiro SA

1.00
%

B
+

 12/20/16

(23,823
)

21,765

525,000

 Morgan Stanley Capital Services LLC

 J.C. Penney Company, Inc.

5.00
%

 CCC+

 12/20/16

(15,750
)

28,564

875,000

 Morgan Stanley Capital Services LLC

 Sears Holdings Corporation

5.00
%

 CCC+

 12/20/16

(24,063
)

(48,203
)

$
(1,921,664
)

$
341,200

              (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

              (2)

 Based on Standard & Poor’s rating of the issuer or weighted average of all the underlying securities of the index.

 NR

 Not rated by either S&P.

  NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2016, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
637,638

$
-

$
637,638

 Collateralized Mortgage Obligations

-

778,476

-

778,476

 Corporate Bonds

-

8,752,381

-

8,752,381

 U.S. Government and Agency Obligations

-

18,238,742

-

18,238,742

 Repurchase Agreement

-

6,200,000

-

6,200,000

 Put Options Purchased

111,788

-

-

111,788

 Total

$
111,788

$
34,607,237

$
-

$
34,719,025

 Other Financial Instruments

 Unrealized Appreciation on Credit Default Swaps

$
-

$
246,325

$
-

$
246,325

 Unrealized Depreciation on Put Options Written

(72,479
)

-

-

(72,479
)

 Unrealized Appreciation on Forward Foreign Currency Contracts

-

3,786

-

3,786

 Unrealized Depreciation on Forward Foreign Currency Contracts

-

(19,509
)

-

(19,509
)

 Total Other Financial Instruments

$
(72,479
)

$
230,602

$
-

$
158,123

 During the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 28, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date July 28, 2016

* Print the name and title of each signing officer under his or her signature.